LOAN SERVICING	3 Months Ended
Dec. 31, 2013
LOAN SERVICING [Abstract]
LOAN SERVICING

NOTE 6 - LOAN SERVICING

Mortgage loans serviced for others are not reported as assets. The principal balance of these loans at December 31, 2013, September 30, 2013 and 2012 were $32,862,000, $31,682,000 and $24,230,000, respectively. Custodial escrow balances maintained in connection with serviced loans were $66,000, $85,000 and $31,000 at December 31, 2013 and, September 30, 2013 and 2012, respectively.

Activity for loan servicing rights during the period and year ends was as follows (in thousands):

	Three months ended		Year ended
	December 31,		September 30,
	2013	2012	2013	2012

Beginning of year	$305	$220	$220	$133
Additions	20	35	117	138
Amortized to expense	(37)	(82)	(32)	(51)

End of year	$288	$173	$305	$220

There was no valuation allowance for servicing rights at December 31, 2013, September 30, 2013 or 2012. The fair value of servicing rights is estimated to be $321,000, $310,000 and $220,000 at December 31, 2013, September 30, 2013 and 2012, respectively. Fair value at September 30, 2013 was determined using a discount rate of 8%, prepayment speeds ranging from 213% to 399%, depending on the stratification of the specific right and a weighted average default rate of 0%.

The weighted average amortization period is 7.0 years.